UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lanexa Management, LLC

Address:  101 Park Avenue, 21st Floor
          New York, NY 10178


13F File Number: 28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Brebbia
Title:  Chief Financial Officer
Phone:  212-716-2655


Signature, Place and Date of Signing:

/s/ Joel Brebbia                New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            52

Form 13F Information Table Value Total:            $103,977
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                        Name
--------------------                        ----

(1)  028-14221                              Lanexa Global Master Fund, Ltd.


                                                  FORM 13F INFORMATION TABLE
                                                    Lanexa Management, LLC


COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                ---------       ------      --------- --------  --- ----   ----------- --------- -----    ------- ----
AMAZON COM INC                COM             023135106   2,025        10,000 SH         SOLE                     10,000
ARM HLDGS PLC                 SPONSORED ADR   042068106     707        25,000 SH         SOLE                     25,000
ATMEL CORP                    COM             049513104   1,766       178,980 SH         SOLE                    178,980
AUTHENTEC INC                 COM             052660107   1,288       407,453 SH         SOLE                    407,453
AUTODESK INC                  COM             052769106   1,270        30,000 SH         SOLE                     30,000
AUTONAVI HLDGS LTD            SPONSORED ADR   05330F106     478        38,118 SH         SOLE                     38,118
AVG TECHNOLOGIES N V          SHS             N07831105   1,465        98,011 SH         SOLE                     98,011
BROADCOM CORP                 CL A            111320107   3,537        90,000 SH         SOLE                     90,000
CALLIDUS SOFTWARE INC         COM             13123E500   5,293       677,717 SH         SOLE                    677,717
CAVIUM INC                    COM             14964U108     690        22,300 SH         SOLE                     22,300
CHINACACHE INTL HLDG LTD      SPON ADR        16950M107     146        25,854 SH         SOLE                     25,854
CISCO SYS INC                 COM             17275R102   4,759       225,000 SH         SOLE                    225,000
CITRIX SYS INC                COM             177376100     395         5,000 SH         SOLE                      5,000
DEALERTRACK HLDGS INC         COM             242309102   2,270        75,000 SH         SOLE                     75,000
DIGITALGLOBE INC              COM NEW         25389M877   3,016       226,112 SH         SOLE                    226,112
ELECTRONIC ARTS INC           COM             285512109     824        50,000 SH         SOLE                     50,000
EMULEX CORP                   COM NEW         292475209   5,150       496,100 SH         SOLE                    496,100
FALCONSTOR SOFTWARE INC       COM             306137100     377       100,674 SH         SOLE                    100,674
FORMFACTOR INC                COM             346375108   3,209       575,119 SH         SOLE                    575,119
FORTINET INC                  COM             34959E109     553        20,000 SH         SOLE                     20,000
FUSION-IO INC                 COM             36112J107   1,067        37,558 SH         SOLE                     37,558
GENTEX CORP                   COM             371901109     613        25,000 SH         SOLE                     25,000
GOOGLE INC                    CL A            38259P508   3,206         5,000 SH         SOLE                      5,000
GUIDANCE SOFTWARE INC         COM             401692108   3,804       344,271 SH         SOLE                    344,271
HARMAN INTL INDS INC          COM             413086109   1,789        38,211 SH         SOLE                     38,211
IDENTIVE GROUP INC            COM             45170X106   2,708     1,295,549 SH         SOLE                  1,295,549
IMMERSION CORP                COM             452521107     523        95,800 SH         SOLE                     95,800
JUNIPER NETWORKS INC          COM             48203R104   1,144        50,000 SH         SOLE                     50,000
KLA-TENCOR CORP               COM             482480100   1,361        25,000 SH         SOLE                     25,000
LAM RESEARCH CORP             COM             512807108   1,339        30,000 SH         SOLE                     30,000
LIMELIGHT NETWORKS INC        COM             53261M104   2,086       634,132 SH         SOLE                    634,132
MA COM TECHNOLOGY SOLUTIONS   COM             55405Y100     830        40,000 SH         SOLE                     40,000
MAKEMYTRIP LIMITED MAURITIUS  SHS             V5633W109   1,160        50,480 SH         SOLE                     50,480
MICRON TECHNOLOGY INC         COM             595112103   3,036       375,000 SH         SOLE                    375,000
NETAPP INC                    COM             64110D104   3,358        75,000 SH         SOLE                     75,000
NOVELLUS SYS INC              COM             670008101   1,996        40,000 SH         SOLE                     40,000
NXP SEMICONDUCTORS N V        COM             N6596X109   2,008        75,460 SH         SOLE                     75,460
ORACLE CORP                   COM             68389X105   2,916         1,000     CALL   SOLE                      1,000
PACIRA PHARMACEUTICALS INC    COM             695127100     661        57,312 SH         SOLE                     57,312
PARAMETRIC TECHNOLOGY CORP    COM NEW         699173209   2,409        86,205 SH         SOLE                     86,205
QLIK TECHNOLOGIES INC         COM             74733T105     288         9,000 SH         SOLE                      9,000
QUALCOMM INC                  COM             747525103   4,084        60,000 SH         SOLE                     60,000
RESPONSYS INC                 COM             761248103   3,352       280,000 SH         SOLE                    280,000
RIVERBED TECHNOLOGY INC       COM             768573107     562        20,000 SH         SOLE                     20,000
SANDISK CORP                  COM             80004C101   4,091        82,500 SH         SOLE                     82,500
SEACHANGE INTL INC            COM             811699107   5,402       694,316 SH         SOLE                    694,316
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106   1,674        50,000 SH         SOLE                     50,000
SERVICESOURCE INTL LLC        COM             81763U100     603        38,964 SH         SOLE                     38,964
SIERRA WIRELESS INC           COM             826516106     228        31,150 SH         SOLE                     31,150
TEXAS INSTRS INC              COM             882508104   3,361       100,000 SH         SOLE                    100,000
VELTI PLC ST HELIER           SHS             G93285107   1,965       145,000 SH         SOLE                    145,000
VMWARE INC                    CL A COM        928563402   1,135        10,100 SH         SOLE                     10,100




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